Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Bank of Hawaii Retirement Savings Plan
EIN #99-0033900 Plan #002
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
(In Dollars)
December 31, 2025

	Description	Number of Shares/Units	Cost	Current Value
	Mutual Funds
*	JP Morgan Large Cap Growth R6	411,040	**	$35,530,306
*	Transamerica Small/ Mid cap Value R6	150,413	**	4,164,949
*	Vanguard Federal Money Market Fund	289,628	**	289,628
*	Vanguard International Growth Fund	193,174	**	22,019,852
*	Vanguard Wellington Admiral Fund	1,213,912	**	93,701,876
*	Vanguard Windsor Fund	745,040	**	55,229,839
*	Vanguard WB SmMidCapGr class I	273,928	**	7,513,857
	Total Mutual Funds			$218,450,307
* Parties-in-interest.
** Participant-directed investment; the disclosure of cost is not required.

Continued on following page
Bank of Hawaii Retirement Savings Plan
EIN #99-0033900 Plan #002
Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (continued)
(In Dollars)
December 31, 2025

	Description	Number of Shares/Units	Cost	Current Value
	Common Stock
*	Bank of Hawaii Corporation Common Stock	348,039	**	$23,795,426

	Collective Trust
*	Prudential Core Plus Bond 5	84,691	**	17,059,221
*	Vanguard Institutional 500 Index Trust D	1,421,433	**	198,332,587
*	Vanguard Institutional Extended Market Index Trust D	304,756	**	39,185,569
*	Vanguard Institutional Total Bond market Index Trust D	456,985	**	50,341,511
*	Vanguard Institutional Total International Stock market Index Trust	320,154	**	44,978,492
*	Vanguard Target Retirement 2020 Trust II	255,331	**	13,435,530
*	Vanguard Target Retirement 2025 Trust II	562,352	**	31,874,136
*	Vanguard Target Retirement 2030 Trust II	666,322	**	39,586,201
*	Vanguard Target Retirement 2035 Trust II	735,683	**	46,701,168
*	Vanguard Target Retirement 2040 Trust II	406,178	**	27,928,816
*	Vanguard Target Retirement 2045 Trust II	401,001	**	29,084,630
*	Vanguard Target Retirement 2050 Trust II	289,481	**	21,667,659
*	Vanguard Target Retirement 2055 Trust II	193,449	**	19,395,182
*	Vanguard Target Retirement 2060 Trust II	154,799	**	12,250,758
*	Vanguard Target Retirement 2065 Trust II	69,435	**	3,382,864
*	Vanguard Target Retirement 2070 Trust II	17,163	**	510,072
*	Vanguard Target Retirement Income Trust II	182,675	**	9,153,837
*	Vanguard Retirement Savings Trust III	52,969,271	**	52,969,271
	Total Collective Trust			657,837,504

	Notes Receivable from Participants
	Notes receivable from participants - interest rates ranging from 4.25% to 9.50%			6,415,417
				$906,498,654
* Parties-in-interest.
** Participant-directed investment; the disclosure of cost is not required.